CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
REVENUE	$ 381,270	$ 1,107,216	$ 1,577,191	$ 3,432,301	$ 4,303,296	$ 4,874,359
COST OF SALES	275,819	909,957	1,202,944	2,760,551	3,481,673	3,966,607
GROSS PROFIT	105,451	197,259	374,247	671,750	821,623	907,752
RESEARCH AND DEVELOPMENT EXPENSES	441,541	125,789	832,555	366,809	570,514	79,405
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	797,939	803,857	3,165,720	1,796,319	2,508,846	3,088,178
IMPAIRMENT OF GOODWILL					0	983,645
OPERATING LOSS	(1,134,029)	(732,387)	(3,624,028)	(1,491,378)	(2,257,737)	(3,243,476)
OTHER INCOME (EXPENSE):
Interest expense	(4,631)	(8,696)	(21,507)	(1,095,880)	(1,195,329)	(376,974)
Other income (expense)	8,227	436	21,281	19,192	25,160	(62,954)
(Loss) on change - derivative liability					0	(217,828)
Gain on debt settlements	325,000	234,393	325,000	234,393	170,309	0
Total other income (expense)	328,596	226,133	324,774	(842,295)	(999,860)	(657,756)
(LOSS) BEFORE INCOME TAXES	(805,433)	(506,254)	(3,299,254)	(2,333,673)	(3,257,597)	(3,901,232)
Income taxes - current provision	0	0	0	0	0	0
NET (LOSS)	$ (805,433)	$ (506,254)	$ (3,299,254)	$ (2,333,673)	$ (3,257,597)	$ (3,901,232)
Basic and diluted loss per common share attributable to Know Labs,, Inc. and subsidiaries common shareholders
Basic and diluted loss per share	$ (0.04)	$ (0.06)	$ (0.17)	$ (0.39)	$ (0.38)	$ (1.01)
Weighted average shares of common stock outstanding- basic and diluted	22,279,024	8,065,144	19,721,843	5,947,860	8,630,891	3,844,840